March 5, 2014

VIA EDGAR

Securities and Exchange Commission

100 F. Street N.E.

Washington, D.C. 20549-0506

Re:	Federal Life Variable Annuity Account-A
File Nos.: 333-147464; 811-02570
CIK: 0000034867
Rule 30b2-1 Filing

Dear Sir or Madam:

We have included with this filing the annual report of Federal Life Variable Annuity Account-A, which was mailed to its contract owners on February 26, 2014.

Very truly yours,

/s/ William S. Austin
William S. Austin

President and Chief Operating Officer Federal Life Insurance Company (Mutual)

Federal Life Insurance Company (Mutual) 3750 West Deerfield Road — Riverwoods, Illinois 60015 — (847) 520-1900

February 26, 2014

To Contract Owners and Participants:

We are pleased to forward our 2013 annual report reflecting the financial condition of the Federal Life Variable Annuity Account A. Values of accumulation units for the account divisions that make up the separate account are shown under the section “Net Assets” in the Statement of Assets and Liabilities of the account. Total net assets attributable to contract owners at the end of 2013 are $26,012,453.

Federal Life Variable Annuity Account A, a segregated investment established by Federal Life Insurance Company (Mutual), invests its funds at net asset value in shares of the Vanguard group of mutual funds.

The operating results of the mutual funds representing investments of the account divisions that apply to your policy may be found in the latest financial report of such mutual funds. The mutual funds reporting period may not always coincide with the reporting period for Federal Life Variable Annuity Account A.

If you have any questions or would like any additional information, please call Leslie Shear at (800) 233-3750 extension 335. Your participation in Federal Life Variable Annuity Account A is greatly appreciated.

William S. Austin
President and Chief Operating Officer

Federal Life Variable Annuity Account A

Annual Report

December 31, 2013

Annual Report of

Federal Life Variable Annuity Account A

Prepared and Provided by:

Federal Life Insurance Company (Mutual)

3750 West Deerfield Road

Riverwoods, Illinois 60015

This report is submitted for the general information of owners of Federal Life Variable Annuity Account A contracts. The report is not authorized for distribution to prospective purchasers of variable annuity contracts unless it is accompanied by an effective prospectus.

Federal Life Variable Annuity Account A

Annual Report

December 31, 2013

Federal Life Variable Annuity Account A

Statement of Assets and Liabilities

December 31, 2013

	Number of Shares	Share Value	Total Value
Assets:
Investments at Fair Value (Note B)

Vanguard Wellesley Income Fund
Admiral Class Non-Qualified Shares (Cost $775,261)	21,529.946	$60.19	$1,295,887

Vanguard Long-Term Corporate Fund
Investor Class Qualified Shares (Cost $5)	3.432	$9.65	33
Admiral Class Non-Qualified Shares (Cost $642,617)	67,241.328	$9.65	648,879

Vanguard Windsor Fund
Admiral Class Qualified Shares (Cost $974,326)	26,541.156	$68.62	1,821,254
Admiral Class Non-Qualified Shares (Cost $9,019,761)	218,384.424	$68.62	14,985,539

Vanguard Wellington Fund
Investor Class Qualified Shares (Cost $43,847)	1,998.120	$37.94	75,809
Admiral Class Non-Qualified Shares (Cost $2,523,542)	60,824.946	$65.53	3,985,859

Vanguard Morgan Growth Fund
Admiral Class Qualified Shares (Cost $59,934)	1,885.706	$79.34	149,612
Admiral Class Non-Qualified Shares (Cost $752,772)	20,350.586	$79.34	1,614,615

Vanguard Prime Money Market Fund
Investor Class Qualified Shares (Cost $25,247)	25,247.310	$1.00	25,247
Investor Class Non-Qualified Shares (Cost $1,465,274)	1,465,274.110	$1.00	1,465,274

Total Assets			$26,068,009

Liabilities

Funds Held for Federal Life Insurance Company (Mutual)			$54,965
Accrued Expenses (Note C)			591

Total Liabilities			55,556

Total Net Assets Attributable to Variable Annuity Contract Owners			$26,012,453

See notes to financial statements.

Federal Life Variable Annuity Account A

Statement of Assets and Liabilities (Continued)

December 31, 2013

	Number of Units	Unit Value	Total Value
Net Assets Attributable to Variable Annuity Contract Owners

Vanguard Wellesley Income Fund
Admiral Class Non-Qualified Accumulation Units	45,929.079	28.006922	$1,286,332

Vanguard Long-Term Corporate Fund
Investor Class Qualified Accumulation Units	0.000	17.219474	0
Admiral Class Non-Qualified Accumulation Units	38,739.071	16.783752	650,187

Vanguard Windsor Fund
Admiral Class Qualified Accumulation Units	19,483.988	66.026816	1,286,466
Reserve for Payout Annuity			542,822
Admiral Class Non-Qualified Accumulation Units	324,248.746	46.096520	14,946,739
Reserve for Payout Annuity			7,710

Vanguard Wellington Fund
Investor Class Qualified Accumulation Units	1,895.109	39.925542	75,663
Admiral Class Non-Qualified Accumulation Units	118,522.848	33.509674	3,971,662

Vanguard Morgan Growth Fund
Admiral Class Qualified Accumulation Units	3,355.965	44.164804	148,216
Admiral Class Non-Qualified Accumulation Units	49,883.397	32.350193	1,613,738

Vanguard Prime Money Market Fund
Investor Class Qualified Accumulation Units	5,276.943	4.532059	23,915
Investor Class Non-Qualified Accumulation Units	321,929.434	4.532059	1,459,003

Total Net Assets Attributable to Variable Annuity Contract Owners			$26,012,453

See notes to financial statements.

Federal Life Variable Annuity Account A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

	Vanguard Wellesley Income Fund
	Admiral Class Non-Qualified 2013	Admiral Class Non-Qualified 2012

Income - Reinvested dividends	$44,762	$45,606
Expense - Mortality and expense	11,678	12,008

Net investment income	33,085	33,598
Net realized gain on investments	31,885	19,308
Net unrealized gain on investments	42,813	69,608

Increase in net assets from operations	107,782	122,514
Net redemption payments disbursed	(240,079)	(95,393)

(Decrease) increase in net assets	(132,297)	27,122
Net assets, beginning of year	1,418,629	1,391,507

Net assets, end of year	$1,286,332	$1,418,629

		Vanguard Long-Term Corporate Fund
	Investor Class Qualified 2013	Investor Class Qualified 2012	Admiral Class Non-Qualified 2013	Admiral Class Non-Qualified 2012

Income - Reinvested dividends	$2	$3	$32,694	$39,112
Expense - Mortality and expense	0	0	5,755	6,858

Net investment income	2	3	26,939	32,254
Net realized gain on investments	0	0	6,102	8,352
Net unrealized (loss) gain on investments	(2)	0	(81,191)	40,436

Increase (decrease) in net assets from operations	0	3	(48,150)	81,042
Net redemption payments (disbursed) received	0	(165)	(191,652)	56,000

(Decrease) increase in net assets	0	(162)	(239,802)	137,042
Net assets, beginning of year	0	162	889,989	752,947

Net assets, end of year	$0	$0	$650,187	$889,989

See notes to financial statements.

Federal Life Variable Annuity Account A

Statements of Operations and Changes in Net Assets (Continued)

For the Years Ended December 31, 2013 and 2012

	Vanguard Windsor Fund
	Admiral Class Qualified 2013	Admiral Class Qualified 2012	Admiral Class Non-Qualified 2013	Admiral Class Non-Qualified 2012

Income - Reinvested dividends	$20,064	$30,985	$159,157	$239,978
Expense - Mortality and expense	10,112	8,168	113,039	90,986

Net investment income	9,952	22,817	46,118	148,992
Net realized gain on investments	0	0	0	0
Net unrealized gain on investments	503,095	238,957	3,889,694	1,761,537

Increase in net assets from operations	513,047	261,774	3,935,812	1,910,528
Net redemption payments disbursed	(150,218)	(75,052)	(371,698)	(159,076)

Increase in net assets	362,829	186,722	3,564,114	1,751,453
Net assets, beginning of year	1,466,459	1,279,736	11,390,335	9,638,882

Net assets, end of year	$1,829,288	$1,466,459	$14,954,449	$11,390,335

	Vanguard Wellington Fund
	Investor Class Qualified 2013	Investor Class Qualified 2012	Admiral Class Non-Qualified 2013	Admiral Class Non-Qualified 2012

Income - Reinvested dividends	$2,236	$1,919	$120,747	$104,359
Expense - Mortality and expense	597	522	31,442	27,667

Net investment income	1,639	1,397	89,305	76,692
Net realized gain on investments	2,499	667	131,264	35,204
Net unrealized gain on investments	7,756	4,572	409,051	243,351

Increase in net assets from operations	11,894	6,636	629,620	355,248
Net redemption payments disbursed	0	0	(24,324)	(30,588)

Increase in net assets	11,894	6,636	605,296	324,660
Net assets, beginning of year	63,769	57,134	3,366,366	3,041,706

Net assets, end of year	$75,663	$63,769	$3,971,662	$3,366,366

See notes to financial statements.

Federal Life Variable Annuity Account A

Statements of Operations and Changes in Net Assets (Continued)

For the Years Ended December 31, 2013 and 2012

	Vanguard Morgan Growth Fund
	Admiral Class Qualified 2013	Admiral Class Qualified 2012	Admiral Class Non-Qualified 2013	Admiral Class Non-Qualified 2012

Income - Reinvested dividends	$1,357	$1,318	$14,640	$13,602
Expense - Mortality and expense	1,090	923	11,840	10,057

Net investment gain	267	395	2,800	3,544
Net realized gain on investments	5,356	0	57,804	0
Net unrealized gain on investments	31,802	13,442	344,838	158,837

Increase in net assets from operations	37,425	13,837	405,442	162,381

Net purchase payments received (disbursed)	0	0	54,574	(160,520)

Increase in net assets	37,425	13,837	460,016	1,861
Net assets, beginning of year	110,791	96,954	1,153,722	1,151,861

Net assets, end of year	$148,216	$110,791	$1,613,738	$1,153,722

	Vanguard Prime Money Market Fund
	Investor Class Qualified 2013	Investor Class Qualified 2012	Investor Class Non-Qualified 2013	Investor Class Non-Qualified 2012

Income - Reinvested dividends	$8	$18	$294	$626
Expense - Mortality and expense	340	395	13,053	13,719

Net investment loss	(332)	(377)	(12,759)	(13,092)
Net realized gain on investments	0	0	0	0
Net unrealized (loss) on investments	(2)	(1)	(126)	(39)

Decrease in net assets from operations	(334)	(377)	(12,885)	(13,131)
Net redemption payments disbursed	(20,904)	(3,676)	(106,004)	(41,403)

Decrease in net assets	(21,238)	(4,053)	(118,889)	(54,534)
Net assets, beginning of year	45,153	49,207	1,577,892	1,632,426

Net assets, end of year	$23,915	$45,153	$1,459,003	$1,577,892

See notes to financial statements.

Federal Life Variable Annuity Account A

Notes to Financial Statements

December 31, 2013

Note A - The Account

Federal Life Variable Annuity Account A (the Account) is a separate account of Federal Life Insurance Company (Mutual) (Federal Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Federal Life’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Federal Life may conduct.

Net assets allocated to contracts in the payout period are computed according to the Annuity 2000 Mortality table. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by Federal Life and may result in additional amounts being transferred into the Account by Federal Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to Federal Life.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (GAAP) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

The Account has evaluated the recognition and disclosure of subsequent events for its 2013 financial statements through February 21, 2014.

Note B - Investments

The Net Asset Value (NAV) of the investments in each mutual fund represents the fair value of the shares. Investment transactions are accounted for on the trade date. Dividends and short-term capital gain distributions are recorded as income on the ex-dividend trade date, with the distributions being reinvested. Long-term capital gain distributions are recorded on the ex-dividend date as the net realized and unrealized gain (loss) by investments, with the distribution being reinvested. Cost represents the average cost of shares purchased, less redemptions.

The cost of purchases and proceeds from sales of investments for the years ended December 31 were as follows:

	2013		2012
	Purchases	Sales	Purchases	Sales

Vanguard Wellesley Income Fund	$0	240,079	$0	$95,393
Vanguard Long-Term Corporate Fund	0	191,652	56,000	165
Vanguard Windsor Fund	59,716	581,632	0	234,128
Vanguard Wellington Fund	0	24,324	0	30,588
Vanguard Morgan Growth Fund	79,574	25,000	0	160,520
Vanguard Prime Money Market Fund	0	126,908	0	45,079
Federal Life Equity Portfolio	0	0	0	0
Federal Life Fixed Income Portfolio	0	0	0	0

Total	$139,290	$1,189,595	$56,000	$565,872

Federal Life Variable Annuity Account A

Notes to Financial Statements (Continued)

December 31, 2013

Note C - Mortality and Expense Assurances

Deductions of 0.00233% per daily valuation period (annual basis of 0.85%) of the current value of the Account are made to Federal Life for mortality and expense assurances for the Vanguard Portfolios.

Note D - Federal Income Taxes

The operations of the Account form a part of, and are taxed with, the operations of Federal Life, which is taxed as a life insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Account will not be taxed as a regulated investment company under Subchapter M of the Code. Federal Life does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners. Accordingly, earnings and realized capital gains of the Account attributable to the contract owners are excluded in the determination of the federal income tax liability of Federal Life, and no charge is being made to the Account for federal income taxes for these amounts. Federal Life will review this tax accounting in the event of changes in tax law. Such changes in the law may result in a charge for federal income taxes.

Note E - Changes in Units Outstanding

	Vanguard Wellesley Income Fund
	Admiral Class Non-Qualified 2013	Admiral Class Non-Qualified 2012

Unit value, beginning of year	$25.85	$23.68

Unit value, end of year	$28.01	$25.85

Number of units outstanding, beginning of year	54,879.815	58,762.962
Net contract purchase payments	0	0
Withdrawals	(5,044.682)	(3,883.147)
Transfers between Account divisions, net	(3,906.054)	0

Number of units outstanding, end of year	45,929.079	54,879.815

		Vanguard Long-Term Corporate Fund
	Investor Class Qualified 2013	Investor Class Qualified 2012	Admiral Class Non-Qualified 2013	Admiral Class Non-Qualified 2012

Unit value, beginning of year	$17.62	$15.92	$17.97	$16.21

Unit value, end of year	$17.22	$17.62	$16.78	$17.97

Number of units outstanding, beginning of year	0.000	10.197	49,534.310	46,446.483
Net contract purchase payments	0	0	0	3,087.827
Withdrawals	0	(10.197)	0	0
Transfers between Account divisions, net	0	0	(10,795.239)	0

Number of units outstanding, end of year	0.000	0.000	38,739.071	49,534.310

Federal Life Variable Annuity Account A

Notes to Financial Statements (Continued)

December 31, 2013

Note E - Changes in Units Outstanding (Continued)

	Vanguard Windsor Fund
	Admiral Class Qualified 2013	Admiral Class Qualified 2012	Admiral Class Non-Qualified 2013	Admiral Class Non-Qualified 2012

Unit value, beginning of year	$48.88	$40.76	$34.12	$28.46

Unit value, end of year	$66.03	$48.88	$46.10	$34.12

Number of units outstanding, beginning of year	21,028.547	21,683.034	333,597.872	338,484.401
Net contract purchase payments	0	0	1,403.685	0
Withdrawals	(1,544.559)	(654.487)	(4,264.420)	(1,664.707)
Transfers between Account divisions, net	0	0	(6,488.391)	(3,221.822)

Number of units outstanding, end of year	19,483.988	21,028.547	324,248.746	333,597.872

	Vanguard Wellington Fund
	Investor Class Qualified 2013	Investor Class Qualified 2012	Admiral Class Non-Qualified 2013	Admiral Class Non-Qualified 2012

Unit value, beginning of year	$33.65	$30.15	$28.22	$25.26

Unit value, end of year	$39.93	$33.65	$33.51	$28.22

Number of units outstanding, beginning of year	1,895.109	1,895.109	119,290.069	120,407.286
Net contract purchase payments	0	0	0	0
Withdrawals	0	0	(767.221)	(1,117.217)
Transfers between Account divisions, net	0	0	0	0

Number of units outstanding, end of year	1,895.109	1,895.109	118,522.848	119,290.069

Federal Life Variable Annuity Account A

Notes to Financial Statements (Continued)

December 31, 2013

Note E - Changes in Units Outstanding (Continued)

	Vanguard Morgan Growth Fund
	Admiral Class Qualified 2013	Admiral Class Qualified 2012	Admiral Class Non-Qualified 2013	Admiral Class Non-Qualified 2012

Unit value, beginning of year	$33.01	$28.89	$24.18	$21.16

Unit value, end of year	$44.16	$33.01	$32.35	$24.18

Number of units outstanding, beginning of year	3,355.965	3,355.965	47,710.633	54,431.535
Net contract purchase payments	0	0	2,985.628	0
Withdrawals	0	0	0	(2,730.590)
Transfers between Account divisions, net	0	0	(812.864)	(3,990.311)

Number of units outstanding, end of year	3,355.965	3,355.965	49,883.397	47,710.633

	Vanguard Prime Money Market Fund
	Investor Class Qualified 2013	Investor Class Qualified 2012	Investor Class Non-Qualified 2013	Investor Class Non-Qualified 2012

Unit value, beginning of year	$4.57	$4.61	$4.57	$4.61

Unit value, end of year	$4.53	$4.57	$4.53	$4.57

Number of units outstanding, beginning of year	9,879.827	10,679.138	345,250.528	354,277.822
Net contract purchase payments	0	0	0	0
Withdrawals	(4,602.884)	(799.310)	(23,321.094)	(9,027.294)
Transfers between Account divisions, net	0	0	0	0

Number of units outstanding, end of year	5,276.943	9,879.827	321,929.434	345,250.528

Federal Life Variable Annuity Account A

Notes to Financial Statements (Continued)

December 31, 2013

Note F - Summary of Units Outstanding, Unit Values, Expenses and Total Return for Each of the Five Years in the Period Ended December 31

			Vanguard Wellesley Income Fund
			Admiral Class Non-Qualified
				Investment	Expenses as a % of	Total
Year	Units	Unit Value	Net Assets	Income Ratio	Average Assets	Return

2013	45,929.079	$28.01	$1,286,332	3.31%	0.85%	7.60%
2012	54,879.815	25.85	1,418,629	3.25%	0.85%	8.80%
2011	58,762.962	23.68	1,391,507	3.56%	0.85%	7.72%
2010	69,335.493	21.76	1,508,836	3.76%	0.85%	9.04%
2009	85,220.220	19.82	1,689,372	4.67%	0.85%	13.46%

			Vanguard Long-Term Corporate Fund
			Investor Class Qualified
				Investment	Expenses as a % of	Total
Year	Units	Unit Value	Net Assets	Income Ratio	Average Assets	Return

2013	0.000	$17.22	$0	0.00%	0.85%	0.00%
2012	0.000	17.62	0	0.00%	0.85%	2.06%
2011	10.197	15.92	162	7.40%	0.85%	15.71%
2010	10.197	13.70	140	6.67%	0.85%	9.63%
2009	10.197	12.48	127	7.46%	0.85%	7.46%

			Vanguard Long-Term Corporate Fund
			Admiral Class Non-Qualified
				Investment	Expenses as a % of	Total
Year	Units	Unit Value	Net Assets	Income Ratio	Average Assets	Return

2013	38,739.071	$16.78	$650,187	3.98%	0.85%	-5.41%
2012	49,534.310	17.97	889,989	5.59%	0.85%	10.76%
2011	46,446.483	16.21	752,947	6.33%	0.85%	16.30%
2010	46,446.483	13.94	647,410	6.23%	0.85%	10.10%
2009	80,559.354	12.68	1,021,591	6.14%	0.85%	7.72%

Federal Life Variable Annuity Account A

Notes to Financial Statements (Continued)

December 31, 2013

Note F - Summary of Units Outstanding, Unit Values, Expenses and Total Return for Each of the Five Years in the Period Ended December 31 (Continued)

			Vanguard Windsor Fund
			Admiral Class Qualified
Year	Units	Unit Value	Net Assets (1)	Investment Income Ratio	Expenses as a % of Average Assets	Total Return

2013	19,483.988	$66.03	$1,286,466	0.61%	0.85%	34.99%
2012	21,028.547	48.88	1,027,858	0.59%	0.85%	20.46%
2011	21,683.034	40.76	883,891	1.53%	0.85%	-4.45%
2010	33,362.071	42.80	1,427,961	1.34%	0.85%	14.07%
2009	34,474.679	37.57	1,295,102	1.92%	0.85%	25.13%

			Vanguard Windsor Fund
			Admiral Class Non-Qualified
Year	Units	Unit Value	Net Assets (1)	Investment Income Ratio	Expenses as a % of Average Assets	Total Return

2013	324,248.746	$46.10	$14,946,739	1.21%	0.85%	34.55%
2012	333,597.872	34.12	11,384,006	2.28%	0.85%	19.82%
2011	338,484.401	28.46	9,633,074	1.61%	0.85%	-4.43%
2010	357,334.639	29.88	10,677,908	1.33%	0.85%	13.53%
2009	366,937.110	26.23	9,623,720	2.17%	0.85%	29.60%

			Vanguard Wellington Fund
			Investor Class Qualified
Year	Units	Unit Value	Net Assets	Investment Income Ratio	Expenses as a % of Average Assets	Total Return

2013	1,895.109	$39.93	$75,663	3.21%	0.85%	18.65%
2012	1,895.109	33.65	63,769	3.18%	0.85%	11.61%
2011	1,895.109	30.15	57,134	2.98%	0.85%	2.98%
2010	1,895.109	29.28	55,483	2.91%	0.85%	9.79%
2009	1,895.109	26.62	50,440	3.42%	0.85%	19.48%

Federal Life Variable Annuity Account A

Notes to Financial Statements (Continued)

December 31, 2013

Note F - Summary of Units Outstanding, Unit Values, Expenses and Total Return for Each of the Five Years in the Period Ended December 31 (Continued)

			Vanguard Wellington Fund
			Admiral Class Non-Qualified
Year	Units	Unit Value	Net Assets	Investment Income Ratio	Expenses as a % of Average Assets	Total Return

2013	118,522.848	$33.51	$3,971,662	3.29%	0.85%	18.70%
2012	119,290.069	28.22	3,366,366	3.26%	0.85%	11.68%
2011	120,407.286	25.26	3,041,706	3.04%	0.85%	3.16%
2010	124,122.540	24.51	3,042,187	2.95%	0.85%	9.36%
2009	139,892.838	22.26	3,114,288	3.47%	0.85%	18.70%

			Vanguard Morgan Growth Fund
			Admiral Class Qualified
Year	Units	Unit Value	Net Assets	Investment Income Ratio	Expenses as a % of Average Assets	Total Return

2013	3,355.965	$44.16	$148,216	1.05%	0.85%	33.78%
2012	3,355.965	33.01	110,791	1.27%	0.85%	14.27%
2011	3,355.965	28.89	96,954	0.69%	0.85%	-3.23%
2010	3,355.965	29.85	100,186	0.74%	0.85%	17.91%
2009	3,355.965	25.33	84,997	0.89%	0.85%	26.02%

			Vanguard Morgan Growth Fund
			Admiral Class Non-Qualified
Year	Units	Unit Value	Net Assets	Investment Income Ratio	Expenses as a % of Average Assets	Total Return

2013	49,883.397	$32.35	$1,613,738	1.06%	0.85%	35.14%
2012	47,710.633	24.18	1,153,722	1.18%	0.85%	14.10%
2011	54,431.535	21.16	1,151,861	0.73%	0.85%	-4.32%
2010	46,918.577	21.87	1,025,980	0.73%	0.85%	17.24%
2009	46,918.577	18.55	870,431	0.98%	0.85%	28.42%

Federal Life Variable Annuity Account A

Notes to Financial Statements (Continued)

December 31, 2013

Note F - Summary of Units Outstanding, Unit Values, Expenses and Total Return for Each of the Five Years in the Period Ended December 31 (Continued)

			Vanguard Prime Money Market Fund
			Investor Class Qualified
Year	Units	Unit Value	Net Assets	Investment Income Ratio	Expenses as a % of Average Assets	Total Return

2013	5,276.943	$4.53	$23,915	0.02%	0.85%	-0.74%
2012	9,879.827	4.57	45,153	0.04%	0.85%	-0.77%
2011	10,679.138	4.61	49,207	0.05%	0.85%	-0.59%
2010	16,563.685	4.64	76,937	0.06%	0.85%	-0.79%
2009	16,634.135	4.68	77,876	0.54%	0.85%	-0.31%

			Vanguard Prime Money Market Fund
			Investor Class Non-Qualified
Year	Units	Unit Value	Net Assets	Investment Income Ratio	Expenses as a % of Average Assets	Total Return

2013	321,929.434	$4.53	$1,459,003	0.02%	0.85%	-0.82%
2012	345,250.528	4.57	1,577,892	0.04%	0.85%	-0.80%
2011	354,277.822	4.61	1,632,426	0.05%	0.85%	-0.80%
2010	357,210.825	4.64	1,659,215	0.06%	0.85%	-0.79%
2009	397,853.524	4.68	1,862,636	0.54%	0.85%	-0.30%

Federal Life Variable Annuity Account A

Notes to Financial Statements (Continued)

December 31, 2013

Note G - Fair Value Measurements

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the principal market or, in the absence of a principal market, the most advantageous market accessible to the reporting entity at the measurement date. Under GAAP, the principal market is the market in which the reporting entity would sell the asset or transfer the liability with the greatest volume and level of activity. The most advantageous market, which may be a hypothetical market, is the market in which the reporting entity would sell the asset or transfer the liability with the price that maximizes the amount that would be received for the asset or minimizes the amount that would be paid to transfer the liability, considering transaction costs in the respective market.

GAAP describes three approaches to measuring fair value: the market approach, the income approach and the cost approach. Each approach includes multiple valuation techniques. The standard does not prescribe which valuation technique should be used when measuring fair value, but does establish a fair value hierarchy that prioritizes the inputs used in applying the various techniques based on the degree to which such inputs are observable to market participants. Inputs broadly refer to the assumptions that market participants use to make pricing decisions, including assumptions about risk.

The Account’s investments are classified in one of the following three categories based upon the inputs used to determine their respective fair values:

Level 1 - Quoted prices (unadjusted) for identical assets or liabilities in active markets as of the reporting date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 - Observable market-based inputs or unobservable inputs that are corroborated by market data. These inputs may include quoted prices in a market that is not active.

Level 3 - Unobservable inputs that cannot be corroborated by market data. These inputs reflect management’s best estimate of fair value using its own assumptions about the assumptions a market participant would use in pricing the asset or liability.

When the inputs used to value an investment fall into more than one level, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s fair value measurement. Management’s assessment of the significance of a particular input to the fair value measurement requires judgment and is dependent on factors specific to the investment.

The Account invests in shares of open-end mutual funds which calculate a daily NAV based on the value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-ended mutual funds are purchased and redeemed at their quoted daily NAV as reported by Vanguard at the close of each business day.

Federal Life Variable Annuity Account A

Notes to Financial Statements (Continued)

December 31, 2013

Note G - Fair Value Measurements (Continued)

The following table presents information about the Account’s assets measured at fair value on a recurring basis as of December 31, 2013 and indicates the fair value hierarchy of the valuation techniques utilized by the Account to determine such fair value:

	Fair Value Measurements
	Level 1	Level 2	Level 3	Total

Vanguard Wellesley Income Fund Admiral Class Non-Qualified	$1,295,887	$0	$0	$1,295,887
Vanguard Long-Term Corporate Fund Investor Class Qualified	33	0	0	33
Vanguard Long-Term Corporate Fund Admiral Class Non-Qualified	648,879	0	0	648,879
Vanguard Windsor Fund Admiral Class Qualified	1,821,254	0	0	1,821,254
Vanguard Windsor Fund Admiral Class Non-Qualified	14,985,539	0	0	14,985,539
Vanguard Wellington Fund Investor Class Qualified	75,809	0	0	75,809
Vanguard Wellington Fund Admiral Class Non-Qualified	3,985,859	0	0	3,985,859
Vanguard Morgan Growth Fund Admiral Class Qualified	149,612	0	0	149,612
Vanguard Morgan Growth Fund Admiral Class Non-Qualified	1,614,615	0	0	1,614,615
Vanguard Prime Money Market Fund Investor Class Qualified	25,247	0	0	25,247
Vanguard Prime Money Market Fund Investor Class Non-Qualified	1,465,274	0	0	1,465,274

Total Assets	$26,068,009	$0	$0	$26,068,009

Where quoted market prices are available in an active market, securities are classified within Level 1 of the valuation hierarchy.

Report of Independent Registered Public Accounting Firm

To the Contract Owners and Board of Directors of

Federal Life Variable Annuity Account A

We have audited the accompanying statement of assets and liabilities of Federal Life Variable Annuity Account A (the Account) (comprising, respectively, Vanguard Wellesley Income Fund, Vanguard Long-Term Corporate Fund, Vanguard Windsor Fund, Vanguard Wellington Fund, Vanguard Morgan Growth Fund and the Vanguard Prime Money Market Fund) as of December 31, 2013, and the related statements of operations and changes in net assets and the financial highlights for the two years then ended. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights of the Account for the two years ended December 31, 2010 were audited by other auditors whose report dated February 25, 2011 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds of the Federal Life Variable Annuity Account A as of December 31, 2013, and the results of their operations and changes in their net assets and the financial highlights for the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

Arlington Heights, Illinois
February 21, 2014

Report of Independent Registered Public Accounting Firm

on Internal Control Required by SEC under Form N-SAR

Board of Directors

Federal Life Variable Annuity Account A

(A Wholly Owned Subsidiary of Federal Life Insurance Company (Mutual))

In planning and performing our audit of the financial statements of Federal Life Variable Annuity Account A (the Account), a wholly owned subsidiary of Federal Life Insurance Company (Mutual), as of and for the year ended December 31, 2013, in accordance with the standards of the Public Company Accounting Oversight Board (United States), we considered the Account’s internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-SAR, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

The management of the Account is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related cost of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with accounting principles generally accepted in the United States of America (GAAPUSA). A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with GAAPUSA, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Account’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Account’s internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the Public Company Accounting Oversight Board (United States). However, we noted no deficiencies in the Account’s internal control over financial reporting and its operations, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of December 31, 2013.

The report is intended solely for the information and use of management and the Board of Directors of Federal Life Variable Annuity Account A and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

Arlington Heights, Illinois
February 21, 2014